Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 322,265.6		₨ 253,562.4	$ 4,969.4
Weighted average interest rate	3.40%		2.90%	3.40%
Maximum amount outstanding	₨ 566,512.5	$ 8,735.7	₨ 367,195.2
Average amount outstanding	331,951.7	$ 5,118.8	245,039.3
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	21,202.2		15,792.8	$ 326.9
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	127,400.0		74,603.8	1,964.5
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	₨ 173,663.4		₨ 163,165.8	$ 2,678.0